Financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 386,439	$ 385,122
Financial investments measured at fair value through other comprehensive income | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	110,301	105,075
Financial investments measured at fair value through other comprehensive income | – debt securities
Disclosure of financial assets [line items]
Financial assets	274,196	277,867
Financial investments measured at fair value through other comprehensive income | – equity securities
Disclosure of financial assets [line items]
Financial assets	1,490	1,755
Financial investments measured at fair value through other comprehensive income | – other instruments
Disclosure of financial assets [line items]
Financial assets	452	425
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	218,320	182,089
Debt instruments measured at amortised cost | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	17,495	23,445
Debt instruments measured at amortised cost | – debt securities
Disclosure of financial assets [line items]
Financial assets	200,825	158,644
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 604,759	$ 567,211